Description Of Business And Significant Accounting Policies (Inventory) (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Description Of Business And Significant Accounting Policies [Abstract]
Oil - carried at lower of cost or market	$ 302	$ 415	$ 359
Total inventory	$ 302	$ 415	$ 464